Significant accounting policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Office equipment - Electronic equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office equipment - IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office equipment - Telephone equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years